24. Provisions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [Roll Forward]
Balance as of beginning of period		R$ 899,594
Post-employment benefit at beginning of the year		46,496
Additional provisions recognized		598,623
Utilized provisions		(317,591)
Adjustment to present value		4,312
Foreign exchange rate variation, net		25,622
Balance as of end of period		1,257,056
Current			R$ 203,816	R$ 70,396
Non-current			1,053,240	829,198
Total		1,257,056	1,257,056	899,594
Provisions for Post-Employment Benefit [Member]
Reconciliation of changes in other provisions [Roll Forward]
Balance as of beginning of period
Post-employment benefit at beginning of the year		46,496
Additional provisions recognized		45,952
Utilized provisions
Adjustment to present value		4,312
Foreign exchange rate variation, net
Balance as of end of period		96,760
Current
Non-current			96,760
Total			96,760
Provisions for Aircraft & Engine Return [Member]
Reconciliation of changes in other provisions [Roll Forward]
Balance as of beginning of period	[1]	652,134
Post-employment benefit at beginning of the year	[1]
Additional provisions recognized		357,206
Utilized provisions	[1]	(166,287)
Adjustment to present value	[1]
Foreign exchange rate variation, net	[1]	26,025
Balance as of end of period	[1]	869,078
Current	[1]		203,816	70,396
Non-current	[1]		665,262	581,738
Total	[1]	869,078	869,078	652,134
Provisions for Legal Proceedings [Member]
Reconciliation of changes in other provisions [Roll Forward]
Balance as of beginning of period	[2]	247,460
Post-employment benefit at beginning of the year	[2]
Additional provisions recognized	[2]	195,465
Utilized provisions	[2]	(151,304)
Adjustment to present value	[2]
Foreign exchange rate variation, net	[2]	(403)
Balance as of end of period	[2]	291,218
Current	[3]
Non-current	[3]		291,218	247,460
Total	[2]	R$ 291,218	R$ 291,218	R$ 247,460

[1]	The additional provisions recognized for aircraft and engine return also include present value adjustment effects.
[2]	The provisions consider write-offs due to the revaluation of the estimate and settled proceedings.
[3]	The provisions recorded include write-offs due to the revision of estimates and processes settled.